UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS

Aerospace & Defense 5.0%
56,200	Boeing Co. (The)	$5,200,748
112,680	United Technologies Corp.	8,425,084

		13,625,832

Beverages 2.7%
93,990	PepsiCo, Inc.	7,254,148

Biotechnology 8.3%
73,800	Amgen, Inc.(a)	4,077,450
73,620	Genentech, Inc.(a)	5,613,525
278,800	Gilead Sciences, Inc.(a)	12,975,352

		22,666,327

Capital Markets 6.8%
411,750	Charles Schwab Corp. (The)	10,009,643
19,700	Goldman Sachs Group, Inc. (The)	4,464,808
69,500	Merrill Lynch & Co., Inc.	4,165,830

		18,640,281

Chemicals 2.8%
77,500	Monsanto Co.	7,701,175

Communications Equipment 10.7%
326,150	Cisco Systems, Inc.(a)	9,138,723
88,800	Juniper Networks, Inc.(a)	2,639,136
114,950	QUALCOMM, Inc.	4,687,661
110,320	Research In Motion Ltd.(a)	12,556,621

		29,022,141

Computer & Peripherals 6.7%
60,700	Apple, Inc.(a)	11,060,754
140,800	Hewlett-Packard Co.	7,203,328

		18,264,082

Diversified Financial Services 2.8%
5,890	CME Group, Inc.	3,879,154
42,800	NYSE Euronext	3,706,480

		7,585,634

Electrical Equipment 1.4%

16,400	First Solar, Inc.(a)(b)	3,889,260

Energy Equipment & Services 2.3%
67,210	Schlumberger Ltd.	6,280,775

Food & Staples Retailing 1.9%
42,800	Costco Wholesale Corp.	2,884,720
55,800	Whole Foods Market, Inc.(b)	2,399,958

		5,284,678

Healthcare Equipment & Supplies 4.6%
37,600	Alcon, Inc.	5,231,664
120,000	Baxter International, Inc.	7,184,400

		12,416,064

Household Products 3.1%
103,700	Colgate-Palmolive Co.	8,304,296

Industrial Conglomerates 2.5%
177,300	General Electric Co.	6,788,817

Internet & Catalog Retail 1.2%
37,100	Amazon.com, Inc.(a)	3,359,776

Internet Software & Services 7.7%
73,600	Akamai Technologies, Inc.(a)(b)	2,801,216
20,450	Google, Inc. (Class A Shares)(a)	14,171,850
142,790	Yahoo!, Inc.(a)	3,828,200

		20,801,266

Life Sciences, Tools & Services 3.1%
146,040	Thermo Fisher Scientific Inc.(a)	8,417,746

Media 3.0%
247,900	Walt Disney Co. (The)	8,217,885

Multiline Retail 1.7%
75,100	Target Corp.	4,510,506

Oil, Gas & Consumable Fuels 1.9%
93,500	Marathon Oil Corp.	5,226,650

Pharmaceuticals 9.1%
156,900	Abbott Laboratories	9,023,319
124,700	Elan Corp. PLC (ADR) (Ireland)(a)	2,871,841
123,300	Merck & Co., Inc.	7,319,088
127,600	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	5,694,788

		24,909,036

Software 5.9%
156,600	Adobe Systems, Inc.(a)	6,599,124
280,876	Microsoft Corp.	9,437,434

		16,036,558

Textiles, Apparel & Luxury Goods 3.7%
112,330	Coach, Inc.(a)	4,171,936
87,900	NIKE, Inc. (Class B Shares)	5,770,635

		9,942,571

	Total long-term investments (cost $223,014,165)	269,145,504

SHORT-TERM INVESTMENT 4.3%
Affiliated Money Market Mutual Fund
11,830,567	Dryden Core Investment Fund-Taxable Money Market Series (cost $11,830,567; includes $7,276,063 of cash collateral received for securities on loan)(c)(d)	11,830,567

	Total Investments 103.2% (cost $234,844,732)(e)	280,976,071
	Other liabilities in excess of assets (3.2%)	(8,709,538)

	Net Assets 100.0%	$272,266,533

(a)	Non–income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $7,098,883; cash collateral of $7,276,063 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$235,362,866	$47,807,861	$(2,194,656)	$45,613,205

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Dryden Strategic Value Fund

Schedule of Investments

as of November 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS
Aerospace & Defense 1.8%
8,400	General Dynamics Corp.	$745,752
4,600	Northrop Grumman Corp.	362,434
1,500	Raytheon Co.	92,775
6,000	United Technologies Corp.	448,620

		1,649,581

Automobiles & Components 0.5%
17,600	Ford Motor Co.(a)	132,176
2,700	General Motors Corp.	80,541
5,300	Harley-Davidson, Inc.	254,506

		467,223

Automotive Components 0.2%
5,800	Johnson Controls, Inc.	223,996

Beverages 1.5%
4,900	Anheuser-Busch Cos., Inc.	258,328
18,100	Coca-Cola Enterprises, Inc.	470,057
18,300	Constellation Brands, Inc. (Class A Shares)(a)	430,965
4,800	Molson Coors Brewing Co.	258,432

		1,417,782

Building Products 0.4%
14,900	Masco Corp.	333,760

Capital Markets 3.4%
2,800	Bear Stearns Cos., Inc. (The)	279,160
3,400	Goldman Sachs Group, Inc.	770,576
9,100	Lehman Brothers Holdings, Inc.	569,933
11,100	Merrill Lynch & Co., Inc.	665,334
16,000	Morgan Stanley	843,520

		3,128,523

Chemicals 2.6%
20,600	Dow Chemical Co. (The)	863,964
5,300	E.I. DuPont de Nemours & Co.	244,595
6,400	Eastman Chemical Co.	410,944
7,000	PPG Industries, Inc.	480,480
7,800	Rohm & Haas Co.	424,086

		2,424,069

Commercial Banks 7.1%
11,400	BB&T Corp.	411,312
4,300	Comerica, Inc.	196,854

12,000	Huntington Bancshares, Inc.	188,280
12,300	National City Corp.	243,048
6,600	PNC Financial Services Group, Inc.	483,186
16,244	Regions Financial Corp.	429,329
6,700	SunTrust Banks, Inc.	469,737
28,600	US Bancorp	946,374
30,321	Wachovia Corp.	1,303,803
52,600	Wells Fargo & Co.	1,705,818
4,200	Zions Bancorporation	229,194

		6,606,935

Commercial Services & Supplies 0.4%
10,600	R.R. Donnelley & Sons Co.	388,596

Computers & Peripherals 1.6%
8,000	Hewlett-Packard Co.	409,280
7,600	International Business Machines Corp.	799,368
7,600	Lexmark International, Inc.(a)	265,088

		1,473,736

Consumer Finance 0.5%
6,100	Capital One Financial Corp.	325,191
9,100	Discover Financial Services	158,067

		483,258

Containers & Packaging 0.3%
6,900	Ball Corp.	319,125

Diversified Consumer Services 0.2%
10,600	H&R Block, Inc.	208,608

Diversified Financial Services 8.3%
64,500	Bank of America Corp.	2,975,385
71,500	Citigroup, Inc.	2,380,950
51,400	JPMorgan Chase & Co.	2,344,868

		7,701,203

Diversified Telecommunication Services 6.4%
90,120	AT&T, Inc.	3,443,485
9,000	CenturyTel, Inc.	383,670
48,200	Verizon Communications, Inc.	2,082,722

		5,909,877

Electric Utilities 3.8%
12,200	American Electric Power Co., Inc.	581,574
18,424	Duke Energy Corp.	364,611
2,100	Entergy Corp.	251,034
1,500	Exelon Corp.	121,605
8,600	FirstEnergy Corp.	589,616
9,900	Pinnacle West Capital Corp.	424,314
11,200	Progress Energy, Inc.	546,784
18,500	Southern Co. (The)	695,970

		3,575,508

Energy Equipment & Services 0.6%
11,800	BJ Services Co.	290,044
10,900	Nabors Industries Ltd.(a)	293,210

		583,254

Food & Staples Retailing 1.0%
12,800	Kroger Co. (The)	368,000
12,800	Supervalu, Inc.	535,936

		903,936

Food Products 2.0%
7,600	Archer-Daniels-Midland Co.	276,260
18,800	ConAgra Foods, Inc.	470,376
13,702	Kraft Foods, Inc. (Class A Shares)	473,404
18,300	Sara Lee Corp.	307,989
19,900	Tyson Foods, Inc. (Class A Shares)	296,709

		1,824,738

Healthcare Providers & Services 0.5%
9,100	Cigna Corp.	487,851

Hotels, Restaurants & Leisure 1.1%
2,700	Darden Restaurants, Inc.	107,433
15,300	McDonald’s Corp.	894,591

		1,002,024

Household Durables 2.6%
4,100	Black & Decker Corp.	338,865
2,800	Centex Corp.	58,408
9,400	D.R. Horton, Inc.	112,518
5,500	Fortune Brands, Inc.	421,575
3,500	KB Home	73,115
16,400	Leggett & Platt, Inc.	337,512
4,400	Lennar Corp. (Class A Shares)	69,696
10,800	Newell Rubbermaid, Inc.	289,224
5,000	Pulte Homes, Inc.	51,100
6,400	Stanley Works (The)	333,760
4,100	Whirlpool Corp.	331,936

		2,417,709

Industrial Conglomerates 2.7%
64,300	General Electric Co.	2,462,047

Insurance 6.8%
6,000	ACE Ltd. (Cayman Islands)	358,980
10,900	Allstate Corp. (The)	557,208
3,400	AMBAC Financial Group, Inc.	92,582
30,900	American International Group, Inc.	1,796,217
10,100	AON Corp.	504,697

9,500	Chubb Corp.	518,225
5,800	Hartford Financial Services Group, Inc.	552,856
7,087	Lincoln National Corp.	436,347
5,100	MBIA, Inc.	186,201
17,600	Progressive Corp. (The)	323,840
5,500	Torchmark Corp.	339,240
12,200	Travelers Cos., Inc. (The)	647,942

		6,314,335

IT Services 0.9%
8,300	Computer Sciences Corp.(a)	438,406
16,500	Convergys Corp.(a)	269,115
7,500	Electronic Data Systems Corp.	151,950

		859,471

Leisure Equipment & Products 0.9%
10,100	Brunswick Corp.	205,939
11,600	Eastman Kodak Co.	272,368
16,200	Mattel, Inc.	323,676

		801,983

Machinery 2.7%
5,500	Deere & Co.	944,900
6,400	Eaton Corp.	571,584
8,900	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	459,596
7,200	Parker-Hannifin Corp.	571,896

		2,547,976

Media 1.3%
7,850	CBS Corp. (Class B Shares)	215,326
14,450	Comcast Corp. (Class A Shares)(a)	296,803
9,200	Gannett Co., Inc.	338,100
3,256	Tribune Co.	101,066
5,250	Viacom, Inc. (Class B Shares)(a)	220,605

		1,171,900

Metals & Mining 0.8%
19,500	Alcoa, Inc.	709,215

Multiline Retail 0.4%
12,000	Macy’s, Inc.	355,800

Multi-Utilities 3.6%
8,800	Consolidated Edison, Inc.	426,360
11,400	Dominion Resources, Inc.	538,422
9,300	DTE Energy Co.	456,165
8,177	Integrys Energy Group, Inc.	417,109
22,700	NiSource, Inc.	420,177
8,700	Sempra Energy	544,794
21,400	Xcel Energy, Inc.	494,554

		3,297,581

Oil, Gas & Consumable Fuels 17.9%
13,000	Anadarko Petroleum Corp.	735,800
6,500	Apache Corp.	629,135
32,900	Chevron Corp.	2,887,633
26,596	ConocoPhillips	2,128,744
10,800	Devon Energy Corp.	894,348
4,300	EOG Resources, Inc.	355,954
62,000	Exxon Mobil Corp.	5,527,919
10,300	Hess Corp.	733,566
16,800	Marathon Oil Corp.	939,120
8,200	Murphy Oil Corp.	586,464
16,500	Occidental Petroleum Corp.	1,151,205

		16,569,888

Paper & Forest Products 1.0%
7,100	International Paper Co.	239,625
14,600	Louisiana-Pacific Corp.	224,548
6,334	Weyerhaeuser Co.	463,522

		927,695

Pharmaceuticals 6.5%
14,700	Bristol-Myers Squibb Co.	435,561
12,800	Johnson & Johnson	867,072
32,200	King Pharmaceuticals, Inc.(a)	340,998
13,300	Merck & Co., Inc.	789,488
114,100	Pfizer, Inc.	2,711,016
17,200	Wyeth	844,520

		5,988,655

Road & Rail 0.9%
5,200	CSX Corp.	218,400
7,300	Ryder System, Inc.	316,528
2,600	Union Pacific Corp.	327,964

		862,892

Specialty Retail 2.3%
3,100	Abercrombie & Fitch Co.	254,324
16,847	Autonation, Inc.(a)	277,976
3,100	Autozone, Inc.(a)	346,053
19,300	Home Depot, Inc.	551,208
15,900	RadioShack Corp.	294,150
6,300	Sherwin-Williams Co. (The)	395,829

		2,119,540

Textiles, Apparel & Luxury Goods 0.9%
10,800	Jones Apparel Group, Inc.	201,312
10,800	Liz Claiborne, Inc.	270,972
5,200	VF Corp.	388,908

		861,192

Thrifts & Mortgage Finance 0.5%
7,900	Countrywide Financial Corp.	85,478
3,600	MGIC Investment Corp.	84,672
15,300	Washington Mutual, Inc.	298,350

		468,500

Tobacco 1.8%
15,900	Altria Group, Inc.	1,233,204
6,800	UST, Inc.	393,720

		1,626,924

Wireless Telecommunication Services 0.2%
10,300	Sprint Nextel Corp.	159,856

	Total Investments 98.9% (cost $76,155,727)(b)	91,636,742
	Other assets in excess of liabilities 1.1%	1,056,515

	Net Assets 100.0%	$92,693,257

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of November 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$76,337,968	$20,773,747	$(5,474,973)	$15,298,774

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.